Acquisition	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	May 31, 2009 Komatsu Australia Corporate Finance Pty. Ltd. [Member] JPY (¥)
Consideration
Cash and cash equivalents						¥ 1,684,000,000
Fair value of total consideration transferred						1,684,000,000
Fair value of Komatsu's equity interest in KACF held before the business combination						696,000,000
Recognized amounts of identifiable assets and liabilities assumed Current assets						34,478,000,000
Property, plant and equipment						15,692,000,000
Intangible assets						2,000,000
Other assets						232,000,000
Total assets acquired						50,404,000,000
Current liabilities						(33,174,000,000)
Long-term liabilities						(13,999,000,000)
Total liabilities assumed						(47,173,000,000)
Net assets acquired						3,231,000,000
Noncontrolling interests						(1,587,000,000)
Goodwill	353,265,000	29,321,000,000	356,265,000	29,570,000,000	28,661,000,000	736,000,000
Consideration total						¥ 2,380,000,000